Auditor's remuneration - Summary of Auditor's Remuneration Paid (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration [abstract]
Audit of the Financial Statements		$ 3.7	$ 3.0	$ 3.0
Audit of subsidiaries		3.4	3.3	3.2
Audit-related assurance services		0.2	0.2	0.2
Other assurance services	[1]	0.7	1.1	1.3
Other non-audit services not covered by the above		0.0	0.1	0.1
Total expense related to remuneration		$ 8.0	$ 7.7	$ 7.8

[1]	In 2020, excluded fees of $0.2m which had not been incurred as at 31 December 2020.